Financial Risk Management - Summary of Maturity Profile of Group Financial Liabilities Based on Contractual Undiscounted Payments (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Financial Risk Management [Line Items]
Trade and other payables	€ 16,568	€ 6,595
Value added tax payable		2,774
Share based payment liabilities	1,935	458
Lease liability	118	164
Derivative warrant liabilities	3,888
Derivative earnout liability	7,053
Total financial liabilities	29,562	9,991
On demand [member]
Disclosure of Financial Risk Management [Line Items]
Share based payment liabilities	1,935	458
Derivative warrant liabilities	3,888
Total financial liabilities	5,823	458
Less than 3 months
Disclosure of Financial Risk Management [Line Items]
Trade and other payables	16,448	5,715
Value added tax payable		2,774
Lease liability	15	13
Total financial liabilities	16,463	8,502
3-12 months
Disclosure of Financial Risk Management [Line Items]
Trade and other payables	92	880
Lease liability	63	40
Total financial liabilities	155	920
More than 1 Year
Disclosure of Financial Risk Management [Line Items]
Trade and other payables	28
Lease liability	40	111
Derivative earnout liability	7,053
Total financial liabilities	€ 7,121	€ 111